Other intangibles, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Customer relationships
Intangible Asset, Finite-Lived [Line Items]
Amortization of intangible assets	$ 5	$ 5	$ 11	$ 11